Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Self-developed software	95,106	95,626
Acquired ERP system	1,627,904	4,609,458
Total	1,723,010	4,705,084
Less: accumulated amortization	(222,746)	(485,063)
Intangible assets, net	1,500,264	4,220,021